UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                           SEI OPPORTUNITY FUND, L.P.

                  Investment Company Act File Number: 811-21353


                                   Registrant
                           SEI Opportunity Fund, L.P.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                                 (610) 676-1114

                                Agent For Service
                                Robert A. Nesher
                     SEI Investments Management Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456


                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2005 to June 30, 2006
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Item 1. Proxy Voting Record


SEI Opportunity Fund, L.P. did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


SEI Opportunity Fund, L.P.

By:  /s/ Robert A. Nesher

President

Date:  August 17, 2006